Restricted Stock Plan (Summary Of Unvested Shares Of Restricted Stock Awards) (Details) - $ / shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested shares, Beginning balance	112,251	112,184	93,190
Unvested Restricted Shares, Granted	40,446	35,485	36,558
Unvested Restricted Shares, Vested	(10,197)	(10,209)	(720)
Unvested Restricted Shares, Forfeited	(28,083)	(25,209)	(16,844)
Unvested shares, Ending balance	114,417	112,251	112,184
Weighted Average Grant Date Fair Value, Beginning balance	$ 9.20	$ 8.42	$ 8.82
Weighted Average Grant Date Fair Value, Granted	9.32	12.18	8.07
Weighted Average Grant Date Fair Value, Vested	7.59	9.73	9.77
Weighted Average Grant Date Fair Value, Forfeited	7.59	9.73	9.77
Weighted Average Grant Date Fair Value, Ending balance	$ 9.79	$ 9.20	$ 8.42
Non Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested shares, Beginning balance	39,966	56,353	59,768
Unvested Restricted Shares, Granted	26,478	22,028	20,022
Unvested Restricted Shares, Vested	(23,433)	(38,415)	(23,437)
Unvested shares, Ending balance	43,011	39,966	56,353
Weighted Average Grant Date Fair Value, Beginning balance	$ 16.56	$ 15.52	$ 14.53
Weighted Average Grant Date Fair Value, Granted	16.37	19.25	20.47
Weighted Average Grant Date Fair Value, Vested	16.91	16.58	17.21
Weighted Average Grant Date Fair Value, Ending balance	$ 16.25	$ 16.56	$ 15.52